Revenue - Contract balance (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2023 CNY (¥)	Dec. 31, 2023 USD ($)	Dec. 31, 2022 CNY (¥)	Dec. 31, 2021 CNY (¥)	Dec. 31, 2024 CNY (¥)	Dec. 31, 2024 USD ($)
Revenue
Contract assets	¥ 0				¥ 0
Advance from customers	59,408				¥ 46,151	$ 6,323
Revenue recognized	¥ 28,013	$ 3,838	¥ 61,087	¥ 21,242